Average Annual Total Returns - Transamerica AEGON High Yield Bond VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	5.04%	7.74%	6.60%	Jun. 01, 1998	4.68%	7.43%	6.33%	May 01, 2003	7.05%	8.57%	6.79%